Employee Compensation - Pension and Other Employee Future Benefits - Summary of Duration of Defined Benefit Obligation (Detail) - yr	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Pension Plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	13.1	13
Pension Plans [member] | United States [member]
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	7.3	7.5
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	11.4	11.7